Segmented information - Segmented Information (Details) $ in Millions		3 Months Ended		12 Months Ended
		Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($) measure	Dec. 31, 2024 CAD ($) measure segment	Dec. 31, 2023 CAD ($)
Disclosure of operating segments [line items]
Operating revenues				$ 24,468	$ 24,409
Operating costs				(13,810)	(13,820)
Adjusted EBITDA				10,658	10,589
Severance, acquisition and other costs				(517)	(454)
Depreciation and amortization				(5,238)	(5,041)
Finance costs
Interest expense				(1,775)	(1,713)
Net return on post-employment benefit plans				102	66
Impairment of assets				(1,027)	(2,190)
Net gains on investments				5,217	57
Other income (expense)	[1]			287	(362)
Income taxes				(1,193)	(577)
Net earnings				6,514	375
Property, plant and equipment				33,541	30,001	$ 30,352
Finite-life intangible assets				7,821	7,044
Indefinite-life intangible assets				9,413	9,742
Goodwill				13,231	10,261	10,942
Capital expenditures				$ 3,700	$ 3,897
Number of reportable segments | segment					2
Number of measures of profit to make decisions | measure				1	1
External service revenues
Disclosure of operating segments [line items]
Operating revenues				$ 24,468	$ 24,409
Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				0	0
Operating Service
Disclosure of operating segments [line items]
Operating revenues				21,207	21,073
Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues				21,207	21,073
Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				0	0
Total products
Disclosure of operating segments [line items]
Operating revenues				3,261	3,336
Bell CTS
Finance costs
Goodwill					8,266	8,099
Bell CTS | Canadian
Finance costs
Goodwill				8,286	8,266
Bell CTS | U.S.
Finance costs
Goodwill				3,003	0
Bell Media
Finance costs
Impairment of assets		$ (976)	$ (958)
Goodwill				1,942	1,995	$ 2,843
Operating segments | Bell CTS
Disclosure of operating segments [line items]
Operating revenues				21,681	21,619
Operating costs				(11,805)	(11,788)
Adjusted EBITDA				9,876	9,831
Finance costs
Property, plant and equipment				32,516	28,880
Finite-life intangible assets				6,869	6,157
Indefinite-life intangible assets				8,835	8,611
Goodwill				11,289	8,266
Capital expenditures				3,541	3,746
Operating segments | Bell CTS | Canadian
Disclosure of operating segments [line items]
Operating revenues				21,289
Operating costs				(11,584)
Adjusted EBITDA				9,705
Finance costs
Property, plant and equipment				28,402
Finite-life intangible assets				6,007
Indefinite-life intangible assets				8,574
Capital expenditures				3,153
Operating segments | Bell CTS | U.S.
Disclosure of operating segments [line items]
Operating revenues				392
Operating costs				(221)
Adjusted EBITDA				171
Finance costs
Property, plant and equipment				4,114
Finite-life intangible assets				862
Indefinite-life intangible assets				261
Capital expenditures				388
Operating segments | Bell CTS | External service revenues
Disclosure of operating segments [line items]
Operating revenues				21,653	21,592
Operating segments | Bell CTS | External service revenues | Canadian
Disclosure of operating segments [line items]
Operating revenues				21,261
Operating segments | Bell CTS | External service revenues | U.S.
Disclosure of operating segments [line items]
Operating revenues				392
Operating segments | Bell CTS | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				28	27
Operating segments | Bell CTS | Inter-segment service revenues | Canadian
Disclosure of operating segments [line items]
Operating revenues				28
Operating segments | Bell CTS | Inter-segment service revenues | U.S.
Disclosure of operating segments [line items]
Operating revenues				0
Operating segments | Bell CTS | Operating Service
Disclosure of operating segments [line items]
Operating revenues				18,420	18,283
Operating segments | Bell CTS | Operating Service | Canadian
Disclosure of operating segments [line items]
Operating revenues				18,028
Operating segments | Bell CTS | Operating Service | U.S.
Disclosure of operating segments [line items]
Operating revenues				392
Operating segments | Bell CTS | Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues				18,392	18,256
Operating segments | Bell CTS | Operating Service | External service revenues | Canadian
Disclosure of operating segments [line items]
Operating revenues				18,000
Operating segments | Bell CTS | Operating Service | External service revenues | U.S.
Disclosure of operating segments [line items]
Operating revenues				392
Operating segments | Bell CTS | Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				28	27
Operating segments | Bell CTS | Operating Service | Inter-segment service revenues | Canadian
Disclosure of operating segments [line items]
Operating revenues				28
Operating segments | Bell CTS | Operating Service | Inter-segment service revenues | U.S.
Disclosure of operating segments [line items]
Operating revenues				0
Operating segments | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues				3,261	3,336
Operating segments | Bell CTS | Total products | Canadian
Disclosure of operating segments [line items]
Operating revenues				3,261
Operating segments | Bell CTS | Total products | U.S.
Disclosure of operating segments [line items]
Operating revenues				0
Operating segments | Bell Media
Disclosure of operating segments [line items]
Operating revenues				3,154	3,151
Operating costs				(2,372)	(2,393)
Adjusted EBITDA				782	758
Finance costs
Property, plant and equipment				1,025	1,121
Finite-life intangible assets				952	887
Indefinite-life intangible assets				578	1,131
Goodwill					1,995
Capital expenditures				159	151
Operating segments | Bell Media | External service revenues
Disclosure of operating segments [line items]
Operating revenues				2,815	2,817
Operating segments | Bell Media | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				339	334
Operating segments | Bell Media | Operating Service
Disclosure of operating segments [line items]
Operating revenues				3,154	3,151
Operating segments | Bell Media | Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues				2,815	2,817
Operating segments | Bell Media | Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				339	334
Operating segments | Bell Media | Total products
Disclosure of operating segments [line items]
Operating revenues				0	0
Inter- segment eliminations
Disclosure of operating segments [line items]
Operating revenues				(367)	(361)
Operating costs				367	361
Adjusted EBITDA				0	0
Finance costs
Property, plant and equipment				0	0
Finite-life intangible assets				0	0
Indefinite-life intangible assets				0	0
Goodwill				0	0
Capital expenditures				0	0
Inter- segment eliminations | External service revenues
Disclosure of operating segments [line items]
Operating revenues				0	0
Inter- segment eliminations | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				(367)	(361)
Inter- segment eliminations | Operating Service
Disclosure of operating segments [line items]
Operating revenues				(367)	(361)
Inter- segment eliminations | Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues				0	0
Inter- segment eliminations | Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues				(367)	(361)
Inter- segment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues				$ 0	$ 0

[1]	(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.